QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 27, 2012
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2012 and 2011 (in thousands, except per share amounts):

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371

Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348

Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61

Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682

	Fiscal Year 2011 Quarters Ended
	Sept. 29	Dec. 29	March 30	June 29
Revenues	$654,893	$671,886	$717,119	$717,488

Income before provision for income taxes	$26,919	$45,426	$55,499	$55,485

Net income	$21,431	$37,464	$40,246	$41,919
Basic net income per share	$0.21	$0.41	$0.46	$0.50
Diluted net income per share	$0.21	$0.41	$0.45	$0.49

Basic weighted average shares outstanding	100,667	90,936	87,679	83,888
Diluted weighted average shares outstanding	101,556	92,111	89,647	85,906

Net income for fiscal year 2012 included lease termination charges of $0.5 million, $1.9 million and $0.8 million in the first, second and third quarters, respectively. Long-lived asset impairments of $1.1 million and $2.0 million were recorded in the second and fourth quarters, respectively. Additionally, net income also included $2.6 million of liquor license impairment charges in the fourth quarter. These charges were partially offset by net gains of $1.3 million and $2.0 million related to land sales in the first and fourth quarters, respectively.

Net income for fiscal year 2011 included severance charges of $2.8 million, $0.9 million and $1.0 million in the first, second and third quarters, respectively. Lease termination charges of $1.2 million, $0.8 million and $1.0 million were incurred in the first, second and fourth quarters, respectively. Net income also included long-lived asset impairments of $1.1 million and $0.8 million in the second and fourth quarters, respectively.